INCOME TAXES (Tables)	12 Months Ended
Jan. 02, 2022
Income Tax Disclosure [Abstract]
Schedule of Components of Current and Deferred Income Tax Expense (Benefit)
The components of current and deferred income tax expense reflected in the Consolidated and Combined Statements of Operations are as follows:

	Fiscal Year
(In thousands)	2021	2020	2019
Provision for income taxes:
Current tax benefit (expense)	$3,952	$(12,644)	$(9,305)
Deferred tax (expense) benefit	(4,155)	517	(817)
Provision for income taxes	$(203)	$(12,127)	$(10,122)

Schedule of Effective Income Tax Rate Reconciliation
The provision for income taxes differs from the amounts obtained by applying the statutory Singapore tax rate of 17% (2019: U.S. statutory tax rate of 21%) to income before taxes as shown below:

	Fiscal Year
(In thousands)	2021	2020	2019
Statutory rate	17%	17%	21%
Tax benefit at statutory rate	$40,641	$21,367	$33,819
Foreign tax rate differential	(37,390)	(19,356)	1,116
Foreign income inclusion in the U.S.	—	—	(4,366)
Change in valuation allowance	(12,510)	(10,431)	(38,627)
Unrecognized tax benefits (expense)	7,797	(3,896)	(2,424)
Other	1,259	189	360
Provision for income taxes	$(203)	$(12,127)	$(10,122)

Schedule of Deferred Tax Assets and Liabilities
Long-term deferred tax assets and liabilities are presented in the Consolidated Balance Sheets as follows:

	As of
(In thousands)	January 2, 2022	January 3, 2021
Deferred tax assets:
Net operating loss carryforward	$32,486	$19,659
Reserves and accruals	1,698	7,766
Fixed assets	905	40
Total deferred tax assets	35,089	27,465
Valuation allowance	(29,906)	(16,795)
Total deferred tax assets, net of valuation allowance	5,183	10,670
Deferred tax liabilities:
Intangible assets and accruals	(1,150)	(1,050)
Total deferred tax liabilities	(1,150)	(1,050)
Net deferred tax assets	$4,033	$9,620

Summary of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amounts of unrecognized tax benefits during fiscal years 2021 and 2020 is as follows:

	Fiscal Year Ended
(In thousands)	January 2, 2022	January 3, 2021
Balance at beginning of period	$39,506	$33,502
Additions for tax positions related to the current year	1,186	10,839
Reduction of tax position relating to settlement with taxing authorities	(2,554)	—
Reductions for tax positions from prior years/statute of limitations expirations	(3,174)	(5,301)
Foreign exchange (gain) loss	(269)	466
Balance at end of period	$34,695	$39,506

Summary of Income Tax Examinations and Jurisdictions	The following table summarizes our major tax jurisdictions and the tax years that remain subject to income tax examination by these jurisdictions as of January 2, 2022:

Tax Jurisdictions	Tax Years
Switzerland	2020
Malaysia	2013 and onward
Italy	2016 and onward